ASPIRIANT CAPITAL APPRECIATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

MARKETABLE SECURITIES (25.09%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUND (2.14%)
iShares MSCI ACWI ETF[a]	Exchange-traded fund	22,669	$2,751,289	$3,207,437
TOTAL EXCHANGE-TRADED FUND			2,751,289	3,207,437

MUTUAL FUNDS (22.95%)
American Funds New Perspective Fund F-3	Mutual fund	144,426	9,588,408	10,199,329
DFA Global Equity Portfolio - Institutional Class	Mutual fund	279,074	9,837,351	11,065,273
GMO Quality Fund - Class VIa	Mutual fund	375,755	11,373,899	13,151,421
TOTAL MUTUAL FUNDS			30,799,658	34,416,023
TOTAL MARKETABLE SECURITIES			33,550,947	37,623,460

PORTFOLIO FUNDS [b,c] (74.65%)	Investment Strategy			Acquisition Date
PARTNERSHIP INTERESTS (74.65%)
Accolade Partners VII-C, L.P.[d]	Private Equity	1,417,500	1,872,879	12/7/2020
Adams Street Partnership Fund-2008 Non-U.S. Fund, L.P.	Private Equity	-	57,857	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short	5,500,000	11,584,054	4/1/2020
Black River Capital Partners Fund (Food) L.P.[a]	Private Equity	3,752,573	1,049,321	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity	4,604,680	6,281,948	1/10/2020
Coatue Qualified Partners, L.P.	Long/Short	3,602,256	10,134,733	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity	1,424,075	232,678	7/1/2011
Industry Ventures Secondary X, L.P.	Venture Capital	1,180,603	1,823,849	1/2/2024
J. Goldman, L.P.	Long/Short	1,000,000	1,038,301	7/1/2025
KEPE Selling Fund II, L.P.[a]	Private Equity	90,245	90,510	11/15/2024
New Mountain Investments III, L.P.[a]	Buyout	208,517	194,956	12/19/2007
New Mountain Investments VII, L.P.	Buyout	3,543,665	4,307,884	8/29/2024
Oaktree Opportunities Fund X, L.P.	Private Credit	-	1,096,290	2/4/2016
Oaktree Opportunities Fund Xb, L.P.[a]	Private Credit	2,693,123	8,355,468	6/18/2018
RA Capital Healthcare Fund, L.P.	Long/Short	6,000,000	15,633,870	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity	2,000,000	3,187,492	12/17/2021
Revolution Ventures II, L.P.	Venture Capital	3,828,240	3,197,366	10/24/2013
Stripes V, L.P.	Private Equity	9,818,729	14,342,152	7/7/2021
The Children's Investment Fund L.P.	Long/Short	3,000,000	12,631,888	11/1/2017
Viking Global Opportunities L.P.	Long/Short	10,000,000	14,837,449	1/1/2021
Vintage V, L.P.	Buyout	1,969,564	5,568	8/20/2008
TOTAL PARTNERSHIP INTERESTS		65,633,770	111,956,513
TOTAL PORTFOLIO FUNDS		65,633,770	111,956,513

SHORT-TERM INVESTMENT (1.56%)	Type of Investment
Goldman Sachs Financial Square Government Fund, 3.42%[a,e]	Money Market Fund	2,341,642	2,341,642	2,341,642
TOTAL SHORT-TERM INVESTMENT			2,341,642	2,341,642

TOTAL INVESTMENTS (101.30%)			$101,526,359	$151,921,615
Liabilities in excess of other assets (-1.30%)				(1,955,141)

TOTAL NET ASSETS (100.00%)				$149,966,474

a All or a portion of this investment is made through the wholly owned subsidiary RMCA Subholding, LLC.

b Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

c Non-income producing security.

d Affiliated investment for which ownership exceeds 5% of the investment's capital.

e The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except Gavea Investment Fund IV A, L.P., which is domiciled in Brazil.